Annual Total Returns - FidelityIntermediateMunicipalIncomeFund-RetailPRO - FidelityIntermediateMunicipalIncomeFund-RetailPRO - Fidelity Intermediate Municipal Income Fund - Fidelity Intermediate Municipal Income Fund
Mar. 01, 2025
Bar Chart Table:
Annual Return 2015	2.23%
Annual Return 2016	(0.01%)
Annual Return 2017	4.48%
Annual Return 2018	1.19%
Annual Return 2019	6.55%
Annual Return 2020	4.54%
Annual Return 2021	1.14%
Annual Return 2022	(6.27%)
Annual Return 2023	5.51%
Annual Return 2024	1.37%